Fair Value of Financial Instruments Fair Value, Assets and Liabilities Measured on a Recuring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	$ 14,623		$ 41,293
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(14,871)		(2,931)
Fair Value, Measurements, Recurring [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	9,430		14,983
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(11,186)		(2,901)
Fair Value, Measurements, Recurring [Member] | Crude Oil Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	4,435		4,407
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(76)		0
Fair Value, Measurements, Recurring [Member] | Natural Gas Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	4,995		19,098
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(936)		0
Fair Value, Measurements, Recurring [Member] | Natural Gas Liquids Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		3,324
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(1,079)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure			(11,846)
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(9,095)		(2,901)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Crude Oil Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Natural Gas Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Natural Gas Liquids Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure			0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	12,755		29,510
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(14,511)		(17,428)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Crude Oil Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	6,151		5,615
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(1,792)		(1,208)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Natural Gas Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	6,562		20,571
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,503)		(1,473)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Natural Gas Liquids Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	42		3,324
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(1,121)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure			0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(9,095)		(14,747)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Crude Oil Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Natural Gas Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Natural Gas Liquids Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	0		0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure			0
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Netting [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	(3,325)	[1]	(14,527)	[1]
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	3,325	[1]	14,527	[1]
Fair Value, Measurements, Recurring [Member] | Netting [Member] | Crude Oil Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	(1,716)	[1]	(1,208)	[1]
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	1,716	[1]	1,208	[1]
Fair Value, Measurements, Recurring [Member] | Netting [Member] | Natural Gas Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	(1,567)	[1]	(1,473)	[1]
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	1,567	[1]	1,473	[1]
Fair Value, Measurements, Recurring [Member] | Netting [Member] | Natural Gas Liquids Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure	(42)	[1]	0	[1]
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	42	[1]
Fair Value, Measurements, Recurring [Member] | Netting [Member] | Interest Rate Contract [Member]
Assets:
Derivative Financial Instruments, Assets, Fair Value Disclosure			(11,846)	[1]
Liabilities:
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	$ 0	[1]	$ 11,846	[1]

[1]	Represents counterparty netting under agreement governing such derivative contracts.